Stock-based compensation - Options outstanding (Details) - $ / shares	3 Months Ended
	Mar. 31, 2017	Dec. 31, 2016
Stock options
Options outstanding (in shares)	5,291,986	3,249,784
Options outstanding, weighted-average exercise price (in dollars per share)	$ 7.88	$ 11.00
Vesting subject to acceleration
Stock options
Options outstanding (in shares)	88,908
Options outstanding, weighted-average exercise price (in dollars per share)	$ 18.80
Vesting subject to acceleration | Grantee, Two
Stock options
Share price threshold	31.46
Vesting based on market appreciation event | Grantee, Four
Stock options
Share price threshold	30.14
Vesting based on market appreciation event | Grantee, Five
Stock options
Share price threshold	$ 33.66
Vesting based on market appreciation event | Vesting at market appreciation event
Stock options
Options outstanding (in shares)	97,652
Consecutive trading days threshold	20 days
Vesting based on market appreciation event | Vesting at one year anniversary of market appreciation event
Stock options
Options outstanding (in shares)	97,652
Vesting period following event	1 year
Consecutive trading days threshold	20 days